CONTINGENT LIABILITIES - TAIWAN	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
NOTE 13             CONTINGENT LIABILITIES—TAIWAN

Pursuant to certain contracts with New Taipei City, TECO Electric and Machinery Co., Ltd, and the Taiwan Stock Exchange Information Center, MEGAsys is required to provide after-project services. If MEGAsys fails to provide these after-project services in the future, other parties of the related contract would have recourse. The financial exposure to MEGAsys in the event of failure to provide after-project services in the future as of December 31, 2014 is $1.5 million.